GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.2% †
Aerospace & Defense – 1.2%
Hexcel Corp.	209,119	$16,913,545
Raytheon Co.	146,166	25,415,344
The Boeing Co.	56,962	20,734,737
		63,063,626
Air Freight & Logistics – 0.4%
FedEx Corp.	38,356	6,297,672
United Parcel Service Inc., Class B	140,022	14,460,072
		20,757,744
Airlines – 0.2%
Alaska Air Group Inc.	133,318	8,520,353
JetBlue Airways Corp.	193,550	3,578,740	(a	)
		12,099,093
Application Software – 1.8%
Adobe Inc.	75,058	22,115,840	(a	)
Intuit Inc.	54,268	14,181,857
salesforce.com Inc.	384,762	58,379,938	(a	)
Splunk Inc.	14,835	1,865,501	(a	)
		96,543,136
Auto Parts & Equipment – 0.3%
Aptiv PLC	202,264	16,348,999
Automotive Retail – 0.5%
AutoZone Inc.	24,829	27,298,741	(a	)
Biotechnology – 3.6%
Alexion Pharmaceuticals Inc.	240,228	31,465,063	(a	)
BioMarin Pharmaceutical Inc.	245,545	21,030,929	(a	)
Gilead Sciences Inc.	1,550,705	104,765,630
Vertex Pharmaceuticals Inc.	181,444	33,273,201	(a	)
		190,534,823
Building Products – 0.2%
Allegion PLC	98,200	10,856,010
Cable & Satellite – 2.1%
Charter Communications Inc., Class A	180,292	71,247,793	(a	)
Comcast Corp., Class A	974,859	41,217,038
		112,464,831
Commodity Chemicals – 0.2%
Dow Inc.	171,141	8,438,963
Communications Equipment – 0.7%
Cisco Systems Inc.	719,942	39,402,426
Construction Materials – 0.1%
Vulcan Materials Co.	35,949	4,936,157
Data Processing & Outsourced Services – 4.4%
Mastercard Inc., Class A	187,212	49,523,190
Visa Inc., Class A	1,071,838	186,017,485
		235,540,675
Diversified Banks – 3.0%
JPMorgan Chase & Co.	1,441,224	161,128,843
Electric Utilities – 1.5%
American Electric Power Company Inc.	173,664	15,284,169
Duke Energy Corp.	60,822	5,366,933
Edison International	91,176	6,146,174
Exelon Corp.	403,975	19,366,561
NextEra Energy Inc.	159,224	32,618,629
		78,782,466
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	348,017	23,219,694
Electronic Components – 2.4%
Amphenol Corp., Class A	407,354	39,081,543
Corning Inc.	2,707,968	89,985,776
		129,067,319
Environmental & Facilities Services – 0.6%
Republic Services Inc.	124,346	10,773,337
Waste Management Inc.	182,911	21,102,442
		31,875,779

	Number of Shares	Fair Value
Fertilizers & Agricultural Chemicals – 0.1%
Corteva Inc.	185,303	$5,479,410	(a	)
Financial Exchanges & Data – 3.5%
CME Group Inc.	414,112	80,383,280
MSCI Inc.	74,690	17,835,225
S&P Global Inc.	327,266	74,547,922
Tradeweb Markets Inc., Class A	355,466	15,572,966
		188,339,393
Footwear – 0.7%
NIKE Inc., Class B	436,613	36,653,661
General Merchandise Stores – 0.4%
Dollar Tree Inc.	182,538	19,602,756	(a	)
Gold – 0.1%
Newmont Goldcorp Corp.	157,488	6,058,563
Healthcare Equipment – 2.5%
ABIOMED Inc.	50,348	13,115,151	(a	)
Becton Dickinson and Co.	107,988	27,214,056
Boston Scientific Corp.	1,474,281	63,364,597	(a	)
Medtronic PLC	297,736	28,996,509
		132,690,313
Healthcare Services – 1.1%
Cigna Corp.	201,923	31,812,969
DaVita Inc.	217,722	12,249,040	(a	)
Quest Diagnostics Inc.	157,240	16,008,604
		60,070,613
Home Improvement Retail – 0.6%
The Home Depot Inc.	146,348	30,435,994
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	116,257	16,309,695
Household Products – 1.0%
The Procter & Gamble Co.	498,342	54,643,200
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	162,542	17,959,266
Industrial Conglomerates – 1.3%
Honeywell International Inc.	237,986	41,549,976
Roper Technologies Inc.	71,678	26,252,784
		67,802,760
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	110,293	24,967,026
Linde PLC	39,286	7,888,629
		32,855,655
Industrial Machinery – 2.5%
Ingersoll-Rand PLC	591,876	74,972,933
Xylem Inc.	727,227	60,825,266
		135,798,199
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	178,737	17,829,016
Integrated Oil & Gas – 2.4%
Chevron Corp.	633,052	78,776,991
Exxon Mobil Corp.	644,362	49,377,460
		128,154,451
Integrated Telecommunication Services – 0.7%
AT&T Inc.	340,051	11,395,109
Verizon Communications Inc.	436,981	24,964,725
		36,359,834
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	141,835	6,694,612
Electronic Arts Inc.	71,392	7,229,154	(a	)
		13,923,766
Interactive Media & Services – 5.6%
Alphabet Inc., Class A	119,848	129,771,414	(a	)
Alphabet Inc., Class C	63,671	68,822,621	(a	)
Facebook Inc., Class A	511,297	98,680,321	(a	)
		297,274,356

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Internet & Direct Marketing Retail – 4.6%
Amazon.com Inc.	107,686	$203,917,440	(a	)
Booking Holdings Inc.	22,495	42,171,602	(a	)
		246,089,042
Investment Banking & Brokerage – 0.8%
The Charles Schwab Corp.	1,056,651	42,466,804
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	97,206	17,960,752
International Business Machines Corp.	138,482	19,096,668
		37,057,420
Life & Health Insurance – 0.3%
Prudential Financial Inc.	166,202	16,786,402
Life Sciences Tools & Services – 1.0%
Illumina Inc.	88,060	32,419,289	(a	)
IQVIA Holdings Inc.	85,875	13,817,288	(a	)
Thermo Fisher Scientific Inc.	25,027	7,349,929
		53,586,506
Managed Healthcare – 2.6%
Humana Inc.	80,703	21,410,506
UnitedHealth Group Inc.	474,772	115,849,116
		137,259,622
Movies & Entertainment – 2.5%
Netflix Inc.	86,410	31,740,121	(a	)
The Walt Disney Co.	716,304	100,024,691
		131,764,812
Multi-Line Insurance – 0.5%
American International Group Inc.	268,870	14,325,394
The Hartford Financial Services Group Inc.	210,241	11,714,628
		26,040,022
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	295,028	62,891,119	(a	)
Multi-Utilities – 1.6%
CMS Energy Corp.	132,892	7,695,776
Dominion Energy Inc.	136,234	10,533,613
Sempra Energy	471,778	64,841,168
		83,070,557
Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	1,363,366	54,180,165
Oil & Gas Exploration & Production – 1.4%
Concho Resources Inc.	49,954	5,154,254
ConocoPhillips	258,412	15,763,132
Diamondback Energy Inc.	402,018	43,807,901
EOG Resources Inc.	103,243	9,618,118
		74,343,405
Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	276,155	15,431,541
Packaged Foods & Meats – 1.6%
Mondelez International Inc., Class A	1,608,204	86,682,196
Personal Products – 0.7%
The Estee Lauder Companies Inc., Class A	204,723	37,486,828
Pharmaceuticals – 5.7%
Allergan PLC	672,432	112,585,290
Bristol-Myers Squibb Co.	580,619	26,331,071
Elanco Animal Health Inc.	510,639	17,259,598	(a	)
Merck & Company Inc.	1,501,561	125,905,890
Mylan N.V.	1,063,870	20,256,085	(a	)
		302,337,934

	Number of Shares	Fair Value
Property & Casualty Insurance – 0.5%
Chubb Ltd.	140,861	$20,747,416
The Progressive Corp.	107,731	8,610,939
		29,358,355
Railroads – 0.5%
Union Pacific Corp.	167,771	28,371,754
Regional Banks – 2.1%
Comerica Inc.	159,512	11,586,952
First Republic Bank	669,339	65,360,953
Regions Financial Corp.	858,476	12,825,632
SVB Financial Group	90,214	20,261,162	(a	)
		110,034,699
Restaurants – 1.1%
McDonald’s Corp.	273,706	56,837,788
Semiconductor Equipment – 2.7%
Applied Materials Inc.	2,491,624	111,898,834
ASML Holding N.V.	162,920	33,875,955
		145,774,789
Semiconductors – 2.0%
Broadcom Inc.	101,277	29,153,597
Intel Corp.	494,669	23,679,805
NVIDIA Corp.	150,684	24,746,833
QUALCOMM Inc.	173,242	13,178,519
Texas Instruments Inc.	142,110	16,308,544
		107,067,298
Soft Drinks – 1.9%
PepsiCo Inc.	783,412	102,728,816
Specialized REITs – 0.5%
American Tower Corp.	127,067	25,978,848
Specialty Chemicals – 0.6%
Albemarle Corp.	78,696	5,540,986
DuPont de Nemours Inc.	185,303	13,910,696
PPG Industries Inc.	117,003	13,655,420
		33,107,102
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	49,270	17,091,270	(a	)
Systems Software – 6.6%
Microsoft Corp.	2,058,825	275,800,197
Oracle Corp.	635,319	36,194,124
Proofpoint Inc.	101,861	12,248,785	(a	)
Red Hat Inc.	52,420	9,842,379	(a	)
ServiceNow Inc.	64,346	17,667,481	(a	)
		351,752,966
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc.	722,051	142,908,334
Tobacco – 0.5%
Philip Morris International Inc.	350,099	27,493,274
Trading Companies & Distributors – 1.3%
United Rentals Inc.	543,269	72,053,767	(a	)
Trucking – 0.3%
Lyft Inc., Class A	284,056	18,665,320
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	148,967	11,044,413	(a	)
Total Common Stock (Cost $3,913,387,394)		5,248,343,394
Total Investments (Cost $3,913,387,394)		5,248,343,394
Other Assets and Liabilities, net – 1.8%		98,502,185

NET ASSETS – 100.0%		$5,346,845,579

GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,248,343,394	$—	$—	$5,248,343,394

	Total Investments in Securities	$5,248,343,394	$—	$—	$5,248,343,394

GE RSP U.S. Equity Fund

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$3,933,638,520	$1,458,735,882	$144,031,008	$1,314,704,874